Accounts payable and accrued liabilities (Tables)	12 Months Ended
Dec. 31, 2022
Trade and other current payables [abstract]
Summary of accounts payable and accrued liabilities

	December 31, 2022	December 31, 2021

Trade payables	$74,907	$71,011
Taxes payable	4,123	19,182
Accrued expenses	112,675	105,141
	$191,705	$195,334